Net revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Net revenue
Number of distinct performance obligations | item	2
Gross revenues	$ 2,552,275	$ 2,779,008	$ 2,709,236
Revenues from products	2,473,534	2,708,112	2,637,613
Revenues from services	78,741	70,896	71,623
Taxes on sales	(216,550)	(284,316)	(257,347)
Return of products sales	(3,419)	(3,490)	(2,405)
Net revenues	2,332,306	2,491,202	2,449,484
Net revenues from products	2,253,565	2,420,306	2,377,861
USD Dollar
Net revenue
Net revenues	1,731,765	1,806,590	1,729,234
BRL
Net revenue
Net revenues	600,541	684,612	717,032
Other
Net revenue
Net revenues			3,218
Brazil
Net revenue
Net revenues	625,033	693,409	721,640
Peru
Net revenue
Net revenues	595,601	674,228	696,527
Luxembourg
Net revenue
Net revenues	145,493	172,791	130,723
United States
Net revenue
Net revenues	159,672	141,131	158,060
Switzerland
Net revenue
Net revenues	101,636	126,156	108,798
Japan
Net revenue
Net revenues	71,352	93,474	69,565
Argentina
Net revenue
Net revenues	60,850	90,338	79,463
Korea
Net revenue
Net revenues	95,913	54,894	7,064
Colombia
Net revenue
Net revenues	37,149	51,724	47,734
Chile
Net revenue
Net revenues	80,849	51,215	38,101
Turkey
Net revenue
Net revenues	33,905	48,265	35,522
Austria
Net revenue
Net revenues	39,897	40,531	37,270
Singapore
Net revenue
Net revenues	99,488	37,506	60,857
Germany
Net revenue
Net revenues	20,749	20,906	23,154
China
Net revenue
Net revenues	9,940	9,538	18,172
Italy
Net revenue
Net revenues	9,000	5,327	15,799
Other countries
Net revenue
Net revenues	145,779	179,769	201,035
Zinc
Net revenue
Net revenues from products	1,592,050	1,817,139	1,725,719
Lead
Net revenue
Net revenues from products	259,238	283,861	302,877
Copper
Net revenue
Net revenues from products	174,697	151,939	174,274
Silver
Net revenue
Net revenues from products	63,867	66,112	99,179
Other
Net revenue
Net revenues from products	$ 163,713	$ 101,255	$ 75,812